Short term investments - available for sale	12 Months Ended
Dec. 31, 2014
Short term investments - available for sale
3. Short term investments - available for sale

	December 31,	December 31,
	2014	2013
	(in thousands)

At start of year	$138,317	$76,183
Additions	61,328	172,168
Disposals	(102,565)	(109,795)
Unrealized capital gain/(loss) - investments	20	(239)

At end of year	$97,100	$138,317

The Company classifies its short term investments as available for sale. Short term investments comprise highly liquid investments with maturities of greater than three months and minimum “A-” rated fixed and floating rate securities. Short term investments at December 31, 2014 have an average maturity of 1.7 years compared to 1.6 years at December 31, 2013. The investments are reported at fair value with unrealized gains or losses reported in a separate component of shareholders’ equity. Any differences between the cost and fair value of investments are represented by accrued interest. The fair value of short term investments are represented by level 1 fair value measurements – quoted prices in active markets for identical assets.